Provisions	12 Months Ended
Jun. 30, 2025
Provisions [Abstract]
PROVISIONS
16.	PROVISIONS

	30 June 2025 $	30 June 2024 $
Employee entitlements	10,484	7,230
Interest and penalties on taxes	16,970	16,970
	27,454	24,200

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	24,200	7,458
Movement in the provision for interest and penalties on taxes	-	16,970
Movement in employee entitlements	3,254	(228)
Balance at end of year	27,454	24,200